Stockholders' equity (Details) € / shares in Units, € in Millions		12 Months Ended
	Nov. 03, 2023 EUR (€)	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Common stock, shares authorized, amount | €		€ 234.0
Share conversion ratio		5
Dividend paid to shareholders | €	€ 184.4		€ 184.4
Rolf Schrömgens | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage		8.10%	8.20%
Voting interest, noncontrolling owners, percentage		11.40%	11.50%
Class A common stock
Class of Stock [Line Items]
Class common stock, par value (in EUR per share)		€ 0.06	€ 0.06
Common stock, conversion ratio		10
Common stock, transfer ratio, after initial conversion		0.1
Class common stock, shared authorized (in shares) | shares		1,523,230,720	1,523,230,720	700,000,000
Dividends paid (in dollars per share)			€ 0.529228
Class B common stock
Class of Stock [Line Items]
Class common stock, par value (in EUR per share)		€ 0.60	€ 0.60
Class common stock, shared authorized (in shares) | shares		237,676,928	237,676,928	320,000,000
Dividends paid (in dollars per share)			€ 0.529228